Note 1 - Corporate Information (Details Textual) - U.S. GoldMining Inc. [member]	Nov. 30, 2023 shares
Statement Line Items [Line Items]
Number of shares held by parent in subsidiary (in shares)	9,622,491
Number of warrants held by parent in subsidiary (in shares)	122,490
Percentage of outstanding shares held by parent in subsidiary	79.30%